Revenue (Details) - Schedule of contract liabilities - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities – current
Deferred revenue	$ 33,170	$ 39,831
Contract loss provision	10,385	10,120
Accrued launch costs	6,514	6,705
Total contract liabilities – current	50,069	56,656
Contract liabilities – long-term
Contract loss provision	635	2,188
Total contract liabilities – long-term	635	2,188	$ 10,530
Total contract liabilities	$ 50,704	$ 58,844